Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Apr. 27, 2023	Mar. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	50,000,000		5,000,000
Preferred stock, shares issued	0	0			0
Preferred stock, shares outstanding	0	0			0
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	50,000,000	50,000,000	500,000,000
Common stock, shares issued	1,883,277	1,806,612			1,334,270
Common stock, shares outstanding	1,883,277	1,806,612			1,334,270
Next NRG Holding Corp [Member]
Common stock, par value		$ 0.001			$ 0.001
Common stock, shares authorized		100,000			100,000
Common stock, shares issued		100,000			100,000
Common stock, shares outstanding		100,000			100,000
Next NRG Holding Corp [Member] | Series X Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	1	0
Preferred stock, shares outstanding	1	0
Next NRG Holding Corp [Member] | Common Class A [Member]
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	17,700,000	0
Common stock, shares outstanding	15,000,000	0
Next NRG Holding Corp [Member] | Common Class B [Member]
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	11,800,000	0
Common stock, shares outstanding	10,000,000	0